Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 500,356	£ 498,843
Other	88,124	94,225
Financial assets at fair value through profit or loss	177,589	171,626
Derivative financial instruments	22,193	29,613
Financial liabilities at fair value through profit or loss	21,054	22,646
Total recognised derivative liabilities	17,951	27,313
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets threshold	14,702	16,373	£ 16,216	£ 16,179
Financial liabilities threshold	1,308	1,419	1,514	1,415
At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	6,856	6,828
Level 3 financial liabilities carried at fair value	21,054	22,646
At fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities threshold	39	45	47	48
Level 3 financial liabilities carried at fair value	39	45
Carrying value | Level 3 | Level 3 financial liabilities carried at fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial liabilities carried at fair value	1,308	1,419
Carrying value | Level 3 | Level 3 financial assets carried at fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	14,702	16,373
Carrying value | At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	39	45
Carrying value | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total recognised derivative liabilities	1,269	1,374
Interest rate volatility | Carrying value | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	1,269	1,374
Interest rate volatility | Carrying value | Favourable changes | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	0	0
Interest rate volatility | Carrying value | Unfavourable changes | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	0	0
Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets threshold	500	500
Financial liabilities threshold	£ 500	£ 500
Minimum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.08	0.13
Maximum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	1.24	1.28
Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	£ 196,691	£ 191,169
Financial assets at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets threshold	13,260	15,046	£ 14,987	£ 14,908
Level 3 financial assets carried at fair value	13,260	15,046
Financial assets at fair value through profit or loss | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	514	528
Financial assets at fair value through profit or loss | Favourable changes | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	111	91
Financial assets at fair value through profit or loss | Favourable changes | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	7	6
Financial assets at fair value through profit or loss | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	(498)	(651)
Financial assets at fair value through profit or loss | Unfavourable changes | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(123)	(121)
Financial assets at fair value through profit or loss | Unfavourable changes | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	(21)	(34)
Financial assets at fair value through profit or loss | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	9,844	11,501
Financial assets at fair value through profit or loss	13,260	15,046
Financial assets at fair value through profit or loss | Carrying value | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	795	634
Financial assets at fair value through profit or loss | Carrying value | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	743	780
Financial assets at fair value through profit or loss | Earnings multiple | Favourable changes | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	143	72
Financial assets at fair value through profit or loss | Earnings multiple | Unfavourable changes | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(143)	(72)
Financial assets at fair value through profit or loss | Earnings multiple | Carrying value | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	1,682	1,905
Financial assets at fair value through profit or loss | Credit Spreads | Favourable changes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	9	10
Financial assets at fair value through profit or loss | Credit Spreads | Unfavourable changes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	(9)	(10)
Financial assets at fair value through profit or loss | Credit Spreads | Carrying value | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	£ 196	£ 226
Financial assets at fair value through profit or loss | Minimum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	(0.0050)	(0.0050)
Financial assets at fair value through profit or loss | Minimum | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets, multiple	0.3	1.0
Financial assets at fair value through profit or loss | Maximum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0191	0.0215
Financial assets at fair value through profit or loss | Maximum | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets, multiple	14.4	15.2
Financial assets at fair value through other comprehensive income | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	£ 374	£ 346
Derivative financial assets | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	1,068	981
Derivative financial assets | Interest rate volatility | Favourable changes | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	6	8
Derivative financial assets | Interest rate volatility | Unfavourable changes | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	(14)	(6)
Derivative financial assets | Interest rate volatility | Carrying value | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	£ 1,068	£ 981